Net Loss Per Share - Narrative (Details) - shares			12 Months Ended
	Jul. 01, 2021	Jan. 16, 2020	Dec. 31, 2021
EVgo OpCo
Earnings per share
Units Issued During Period, Shares, New Issues	195,800,000	195,800,000	195,800,000
Class B Common Stock [Member]
Earnings per share
Units Issued During Period, Shares, New Issues		195,800,000
Shares issued	195,800,000
Shares transferred per agreement	195,800,000